DEBT - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) - USD ($) $ in Millions	1 Months Ended			5 Months Ended
	Aug. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jun. 27, 2020	Jan. 01, 2022	Jan. 02, 2021	Mar. 29, 2020
Long-term Debt, Unclassified [Abstract]
Less amount classified as current
Total long-term debt					$ 2,774.2	2,029.2
Unamortized debt issuance cost					12.9	8.7
Unamortized debt discount					8.2	4.9
Repayment of medium-term notes				$ 15.0
ADPP
Long-term Debt, Unclassified [Abstract]
Amount of contribution		$ 250.0
Series 1995 due 2020 and 2025
Long-term Debt, Unclassified [Abstract]
Medium-term notes					$ 30.0	$ 30.0
Medium-Term Notes
Long-term Debt, Unclassified [Abstract]
Weighted-average interest rate					7.50%	7.50%
Senior notes due 2023 at 3.4%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 249.5	$ 249.3
Interest rate of senior notes (as a percent)					3.40%	3.40%
Senior notes due 2025 at 1.25%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 563.3	$ 612.1
Interest rate of senior notes (as a percent)					1.25%	1.25%
Senior notes due 2028 at 4.875%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 495.3	$ 494.6
Interest rate of senior notes (as a percent)					4.875%	4.875%
Senior notes due 2030 at 2.650%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 494.8	$ 494.2
Senior notes issued							$ 500.0
Interest rate of senior notes (as a percent)					2.65%	2.65%	2.65%
Proceeds, net of underwriting discounts and estimated offering expenses			$ 493.7
Senior notes due 2033 at 6.0%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 149.1	$ 149.0
Interest rate of senior notes (as a percent)					6.00%	6.00%
Senior Notes Due 2024
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 298.3
Senior notes issued	$ 300.0
Interest rate of senior notes (as a percent)	0.85%				0.85%	0.85%
Proceeds, net of underwriting discounts and estimated offering expenses	$ 298.0
Senior Notes Due 2032
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 493.9
Senior notes issued	$ 500.0
Interest rate of senior notes (as a percent)	2.25%				2.25%	2.25%
Proceeds, net of underwriting discounts and estimated offering expenses	$ 493.7